Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 0.9%
Media 0.9%
Nexstar Media Group, Inc., Class A	85,000	12,912,350
Total Communication Services		12,912,350
Consumer Discretionary 13.8%
Auto Components 0.9%
Dana, Inc.	487,400	13,223,162
Hotels, Restaurants & Leisure 4.8%
Caesars Entertainment, Inc.(a)	59,000	6,339,550
Dine Brands Global, Inc.(a)	189,900	18,031,005
International Game Technology PLC(a)	518,000	12,566,680
Marriott Vacations Worldwide Corp.(a)	98,120	16,905,095
Red Rock Resorts, Inc., Class A(a)	168,300	7,531,425
Six Flags Entertainment Corp.(a)	234,200	10,639,706
Total		72,013,461
Household Durables 1.8%
Green Brick Partners, Inc.(a)	413,000	9,639,420
KB Home	297,100	13,907,251
TopBuild Corp.(a)	14,900	2,950,945
Total		26,497,616
Internet & Direct Marketing Retail 1.7%
Magnite, Inc.(a)	104,400	3,100,680
Revolve Group, Inc.(a)	204,400	11,331,936
ThredUp, Inc., Class A(a)	444,787	10,492,525
Total		24,925,141
Multiline Retail 0.7%
Macy’s, Inc.(a)	585,400	10,701,112
Specialty Retail 3.9%
American Eagle Outfitters, Inc.	415,600	14,724,708
Children’s Place, Inc. (The)(a)	179,200	16,663,808
Genesco, Inc.(a)	221,693	12,193,115
Petco Health & Wellness Co., Inc.(a)	682,100	15,449,565
Total		59,031,196
Total Consumer Discretionary		206,391,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.0%
Food & Staples Retailing 2.5%
BJ’s Wholesale Club Holdings, Inc.(a)	219,500	9,831,405
The Chefs’ Warehouse(a)	289,500	8,905,020
United Natural Foods, Inc.(a)	492,200	18,683,912
Total		37,420,337
Personal Products 0.5%
BellRing Brands, Inc., Class A(a)	260,100	7,459,668
Total Consumer Staples		44,880,005
Energy 6.1%
Energy Equipment & Services 0.7%
Helmerich & Payne, Inc.	351,400	9,927,050
Oil, Gas & Consumable Fuels 5.4%
Cimarex Energy Co.	287,200	19,457,800
Devon Energy Corp.	539,370	14,325,667
Matador Resources Co.	521,200	15,969,568
Ovintiv, Inc.	775,400	20,648,902
PDC Energy, Inc.(a)	249,300	10,525,446
Total		80,927,383
Total Energy		90,854,433
Financials 28.2%
Banks 16.1%
Ameris Bancorp	336,728	18,499,836
Atlantic Union Bankshares Corp.	498,200	20,436,164
Bancorp, Inc. (The)(a)	716,800	17,375,232
Cathay General Bancorp	383,547	15,986,239
Community Bank System, Inc.	216,400	17,554,368
Hancock Whitney Corp.	351,400	17,397,814
Independent Bank Corp.	174,804	14,265,755
Independent Bank Group, Inc.	191,900	15,112,125
Pacific Premier Bancorp, Inc.	318,200	14,627,654
Popular, Inc.	210,400	17,170,744
Renasant Corp.	334,600	14,796,012
Sandy Spring Bancorp, Inc.	413,622	19,216,878
Columbia Small Cap Value Fund II | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Triumph Bancorp, Inc.(a)	203,400	17,034,750
UMB Financial Corp.	213,691	20,666,057
Total		240,139,628
Capital Markets 2.9%
Cowen, Inc.	280,400	11,028,132
Focus Financial Partners, Inc., Class A(a)	229,500	11,633,355
Houlihan Lokey, Inc.	158,100	11,840,109
Stifel Financial Corp.	134,550	9,321,624
Total		43,823,220
Consumer Finance 1.0%
SLM Corp.	720,100	14,582,025
Insurance 1.8%
AMERISAFE, Inc.	174,500	11,434,985
Argo Group International Holdings Ltd.	274,075	14,701,383
Total		26,136,368
Mortgage Real Estate Investment Trusts (REITS) 2.3%
Blackstone Mortgage Trust, Inc.	412,900	13,225,187
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	254,900	12,543,629
Starwood Property Trust, Inc.	365,700	9,285,123
Total		35,053,939
Thrifts & Mortgage Finance 4.1%
Axos Financial, Inc.(a)	422,500	20,030,725
MGIC Investment Corp.	961,100	14,147,392
Radian Group, Inc.	444,300	10,374,405
WSFS Financial Corp.	308,800	16,431,248
Total		60,983,770
Total Financials		420,718,950
Health Care 3.4%
Biotechnology 2.0%
Apellis Pharmaceuticals, Inc.(a)	93,000	5,234,040
Arcutis Biotherapeutics, Inc.(a)	105,800	2,787,830
Arena Pharmaceuticals, Inc.(a)	98,500	6,019,335
Iovance Biotherapeutics, Inc.(a)	97,700	1,814,289
Novavax, Inc.(a)	57,400	8,473,388
Olema Pharmaceuticals, Inc.(a)	97,304	2,720,620
Silverback Therapeutics, Inc.(a)	100,000	2,753,000
Total		29,802,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.7%
Merit Medical Systems, Inc.(a)	175,400	10,583,636
Health Care Providers & Services 0.7%
R1 RCM, Inc.(a)	426,500	9,873,475
Total Health Care		50,259,613
Industrials 17.0%
Aerospace & Defense 1.1%
Moog, Inc., Class A	138,016	12,449,044
Triumph Group, Inc.(a)	177,010	3,402,132
Total		15,851,176
Airlines 1.2%
Allegiant Travel Co.(a)	25,000	5,536,500
Skywest, Inc.(a)	265,900	13,037,077
Total		18,573,577
Building Products 0.7%
Masonite International Corp.(a)	85,600	10,233,480
Construction & Engineering 3.5%
API Group Corp.(a)	569,600	12,047,040
EMCOR Group, Inc.	126,800	15,990,748
MasTec, Inc.(a)	208,400	24,243,172
Total		52,280,960
Electrical Equipment 0.8%
Bloom Energy Corp., Class A(a)	465,600	11,253,552
Machinery 1.5%
Altra Industrial Motion Corp.	231,300	15,194,097
Evoqua Water Technologies Corp.(a)	250,700	7,801,784
Total		22,995,881
Professional Services 4.1%
ICF International, Inc.	164,600	14,468,340
KBR, Inc.	474,800	19,343,352
Kforce, Inc.	276,756	17,355,369
Science Applications International Corp.	104,717	9,409,869
Total		60,576,930
Road & Rail 0.8%
ArcBest Corp.	159,600	12,423,264

2	Columbia Small Cap Value Fund II | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 3.3%
Beacon Roofing Supply, Inc.(a)	208,100	11,786,784
Herc Holdings Inc(a)	184,800	21,255,696
Triton International Ltd.	305,900	16,595,075
Total		49,637,555
Total Industrials		253,826,375
Information Technology 6.2%
Semiconductors & Semiconductor Equipment 5.8%
Cohu, Inc.(a)	238,700	8,884,414
Diodes, Inc.(a)	195,500	14,793,485
Kulicke & Soffa Industries, Inc.	160,854	8,348,323
MagnaChip Semiconductor Corp.(a)	591,900	14,028,030
SMART Global Holdings, Inc.(a)	265,269	12,573,750
Synaptics, Inc.(a)	93,500	11,811,855
Ultra Clean Holdings, Inc.(a)	283,600	15,975,188
Total		86,415,045
Software 0.4%
Cerence, Inc.(a)	58,400	5,555,592
Total Information Technology		91,970,637
Materials 8.5%
Chemicals 2.1%
Kraton Performance Polymers, Inc.(a)	306,800	10,415,860
Livent Corp.(a)	450,100	8,781,451
Orion Engineered Carbons SA(a)	609,900	12,344,376
Total		31,541,687
Construction Materials 1.1%
Summit Materials, Inc., Class A(a)	485,100	16,891,182
Metals & Mining 4.5%
Alcoa Corp.(a)	306,400	12,154,888
Arconic Corp.(a)	431,600	15,610,972
Cleveland-Cliffs, Inc.(a)	602,900	12,130,348
Hecla Mining Co.	673,700	6,063,300
Materion Corp.	157,000	12,379,450
United States Steel Corp.	338,500	8,777,305
Total		67,116,263
Paper & Forest Products 0.8%
Boise Cascade Co.	167,400	11,046,726
Total Materials		126,595,858
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.1%
Equity Real Estate Investment Trusts (REITS) 6.1%
American Assets Trust, Inc.	350,800	12,821,740
Centerspace	96,500	6,869,835
First Industrial Realty Trust, Inc.	362,700	18,367,128
Hudson Pacific Properties, Inc.	307,400	8,911,526
PS Business Parks, Inc.	80,600	12,489,776
Sunstone Hotel Investors, Inc.(a)	1,127,100	14,156,376
Tanger Factory Outlet Centers, Inc.	1,034,300	18,131,279
Total		91,747,660
Total Real Estate		91,747,660
Utilities 3.9%
Electric Utilities 0.9%
Portland General Electric Co.	267,416	12,819,923
Gas Utilities 2.1%
New Jersey Resources Corp.	235,400	10,056,288
ONE Gas, Inc.	131,200	9,750,784
South Jersey Industries, Inc.	455,093	12,132,779
Total		31,939,851
Independent Power and Renewable Electricity Producers 0.9%
Clearway Energy, Inc., Class C	241,200	6,471,396
Sunnova Energy International, Inc.(a)	253,900	7,413,880
Total		13,885,276
Total Utilities		58,645,050
Total Common Stocks (Cost $849,178,709)		1,448,802,619

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	42,027,560	42,023,357
Total Money Market Funds (Cost $42,021,534)		42,023,357
Total Investments in Securities (Cost: $891,200,243)		1,490,825,976
Other Assets & Liabilities, Net		878,242
Net Assets		1,491,704,218

Columbia Small Cap Value Fund II | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	27,419,887	121,238,546	(106,635,076)	—	42,023,357	—	4,835	42,027,560
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Value Fund II | Quarterly Report 2021

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1QT230_02_L01_(07/21)